UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04236

JPMorgan Trust II

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 through June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

J.P. Morgan Specialty Funds

June 30, 2011 (Unaudited)

JPMorgan U.S. Real Estate Fund

Investments in the Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund’s share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on conditions through the end of the reporting period and are subject to change without notice based on market and other conditions. These views are not intended to predict the future performance of the Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of the Fund.

Prospective investors should refer to the Fund’s prospectus for a discussion of the Fund’s investment objective, strategies and risks. Call J.P. Morgan Funds Service Center at 1-800-480-4111 for a prospectus containing more complete information about the Fund including management fees and other expenses. Please read it carefully before investing.

CEO’S LETTER

AUGUST 8, 2011 (Unaudited)

Dear Shareholder:

The year began on a relatively optimistic note for investors, but the tone changed significantly in May, as concerns mounted over rising oil prices, the European sovereign debt crisis and weak U.S. economic data. In response to this, investors moved away from risk assets, and into the safety of U.S. Treasuries.

“Earlier this year, we reminded investors about the likelihood of setbacks on the road out of the economic doldrums. Meanwhile, the tragic earthquake in Japan and political unrest in the Middle East are examples of how sensitive the markets and economy can be to geopolitical shocks and other global crises.”

As we enter the second half of 2011, concerns about softening U.S. economic data persist. While we are encouraged that corporate earnings and profits have continued to grow consistently, spending levels in many areas of the economy remain critically low, which has resulted in tight inventories and pent-up consumer demand. Meanwhile, investors still lack confidence in the ability of the European governments to combat the region’s debt crisis. Concerns about the credit downgrade of U.S.-issued debt exacerbated this negative sentiment among investors and helped trigger the recent downturn, as August 8, 2011 saw each of the three major U.S. stock indices experience their worst one-day performance since December 1, 2008.The current slowdown in growth should not be viewed as a surprise. Earlier this year, we reminded investors about the likelihood of setbacks on the road out of the economic doldrums. Meanwhile, the tragic earthquake in Japan and political unrest in the Middle East are examples of how sensitive the markets and economy can be to geopolitical shocks and other global crises.

Despite volatility, stocks move higher

Despite periods of elevated volatility, most stock markets posted strong gains. As of the end of the six-month reporting period ended June 30, 2011, the S&P 500 Index had risen 6.0% to a level of 1,321.

Mid cap growth stocks led all style categories for the six-month reporting period, with the Russell Midcap Growth Index returning 9.6%. For the same period, the Russell 2000 Growth Index returned 8.6%, compared to 6.8% for the Russell 1000 Growth Index. In the value category, the Russell Midcap Value Index returned 6.7%, outperforming both the Russell 2000 Value Index and Russell 1000 Value index, which returned 3.8% and 5.9%, respectively.

U.S. Treasury yields drop in response to softer economic growth

In the U.S. bond markets, yields were volatile, but generally moved lower over the past six months as economic expectations softened. The yield on the 10-year U.S. Treasury bond declined slightly from 3.3% to 3.2% as of the end of the six-month reporting period ended June 30, 2011, while yields on the 2-year U.S. Treasury bond declined from 0.6% to 0.5% as of the end of the same period.

Is the economic soft patch temporary?

As we enter the second half of 2011, the markets have clearly entered a period of uncertainty. Stocks have been volatile in response to weaker economic growth, as well as concerns over the European sovereign debt crisis, the credit downgrade of U.S.-issued debt, policy tightening in China, and the conclusion of the second round of quantitative easing (QE2) in the U.S. Given these events, it’s not surprising that investors remain largely risk averse, and less than confident about prospects for future growth.

Despite the slowdown and uncertain political environment, however, we do believe that some aspects of our markets and economy — including strong corporate balance sheets and valuations — present potential opportunities for investors. As always, we advise investors to be mindful of continued volatility and other unexpected risks by maintaining a diversified and balanced approach to investing.

On behalf of everyone at J.P. Morgan Asset Management, thank you for your continued support. We look forward to managing your investment needs for years to come. Should you have any questions, please visit www.jpmorganfunds.com or contact the J.P. Morgan Funds Service Center at 1-800-480-4111.

Sincerely yours,

George C.W. Gatch

CEO, Investment Management Americas

J.P. Morgan Asset Management

JUNE 30, 2011	J.P. MORGAN SPECIALTY FUNDS	1

JPMorgan U.S. Real Estate Fund

FUND COMMENTARY

SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)

REPORTING PERIOD RETURN:
Fund (Class A Shares, without a sales charge)	9.21%
Wilshire US Real Estate Securities Index	10.77%

Net Assets as of 6/30/2011 (In Thousands)	$1,790,890

INVESTMENT OBJECTIVE

The JPMorgan U.S. Real Estate Fund (the “Fund”) seeks a high level of current income and long-term capital appreciation primarily through investments in real estate securities.

HOW DID THE MARKET PERFORM?

During the first six months of 2011, real estate investment trust (REIT) common equity securities generated attractive returns in a volatile market period characterized by reemerging concerns regarding the U.S. and global economies, with a continued boost from accommodative real estate financing markets and an elevated investor appetite for current yield.

WHAT WERE THE MAIN DRIVERS OF THE FUND’S PERFORMANCE?

While the Fund (Class A Shares, without a sales charge) posted a strong absolute return, it underperformed the Wilshire US Real Estate Securities Index during the reporting period. The Fund’s underperformance was driven by investments in the healthcare sector, which was partially offset by outperformance among the Fund’s shopping center holdings.

Among the Fund’s largest individual detractors from relative performance was the Fund’s overweight position in HCP, Inc. (“HCP”), a healthcare REIT. HCP’s relative underperformance was driven, in part, by investors’ uncertainty about the impact from potential healthcare regulation, specifically changes to

Medicare/Medicaid reimbursement levels. The Fund’s portfolio managers believed that HCP would contribute to the Fund’s relative performance over the long term.

Among the Fund’s largest individual contributors to relative performance were shopping center companies, most notably the Fund’s underweight position in the group with a targeted investment in Federal Realty Investment Trust (“FRT”). Among shopping center companies, investors preferred higher quality REITs due to concerns about the margins and health of retailers as well as shifting formats and business models. This preference benefited FRT, which is generally viewed by investors as owning a higher quality niche real estate portfolio, with properties located in markets that have strong demographics.

HOW WAS THE FUND POSITIONED?

The Fund’s portfolio managers utilized a bottom-up process to security selection, relying on their cash flow models, extensive fieldwork and internal research to determine what they deemed to be attractive long-term investment opportunities. During the reporting period, this process pointed the Fund’s portfolio managers to companies and property types emphasizing disciplined balance sheet management; strong infill markets and locations that they believe value enhancement potential and a real inflation hedge over the longer term; and simple business models offering greater transparency to potential risks in uncertain markets.

2	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2011

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO***
1.	ProLogis, Inc.	9.0%
2.	HCP, Inc.	8.0
3.	Equity Residential	7.9
4.	Simon Property Group, Inc.	7.6
5.	AvalonBay Communities, Inc.	6.0
6.	SL Green Realty Corp.	5.1
7.	Host Hotels & Resorts, Inc.	5.1
8.	Public Storage	5.0
9.	Apartment Investment & Management Co., Class A	4.2
10.	Ventas, Inc.	3.6

PORTFOLIO COMPOSITION BY SECTOR***
Common Stocks	97.2%
Short-Term Investment	2.8

*	The return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the financial highlights, which reflects adjustments made to the net asset value in accordance with accounting principles generally accepted in the United States of America.
**	The advisor seeks to achieve the Fund’s objective. There can be no guarantee it will be achieved.
***	Percentages indicated are based upon total investments as of June 30, 2011. The Fund’s composition is subject to change.

GEOGRAPHIC DIVERSIFICATION
	JPMorgan U.S. Real Estate Fund (a)	NCREIF (b)
East	35.4%	33.5%
Northeast	25.7	18.9%
Mideast	9.7	14.6%
West	29.2%	33.4%
Pacific	21.7	27.6%
Mountain	7.5	5.8%
South	21.1%	22.7%
Southeast	13.7	12.1%
Southwest	7.4	10.6%
Midwest	9.0%	10.4%
East North Central	6.7	8.4%
West North Central	2.3	2.0%
Non-U.S.	5.3%	0.0%

(a)	Percentages indicated are based upon total investments as of June 30, 2011. The Fund’s composition is subject to change.
(b)	Reflects the industry average of institutions belonging to the National Council of Real Estate Investment Fiduciaries.

JUNE 30, 2011	J.P. MORGAN SPECIALTY FUNDS	3

JPMorgan U.S. Real Estate Fund

FUND COMMENTARY

SIX MONTHS ENDED JUNE 30, 2011 (Unaudited) (continued)

AVERAGE ANNUAL TOTAL RETURNS AS OF JUNE 30, 2011

	INCEPTION DATE OF CLASS	6 MONTH*	1 YEAR	5 YEAR	10 YEAR
CLASS A SHARES	4/23/97
Without Sales Charge		9.21%	32.47%	0.68%	10.07%
With Sales Charge**		3.49	25.50	(0.40)	9.48
CLASS C SHARES	2/19/05
Without CDSC		8.98	31.76	0.18	9.73
With CDSC***		7.98	30.76	0.18	9.73
CLASS R2 SHARES	11/3/08	9.18	32.19	0.56	10.00
CLASS R5 SHARES	5/15/06	9.48	33.05	1.12	10.37
SELECT CLASS SHARES	1/19/05	9.40	32.81	0.93	10.26

*	Not annualized.
**	Sales Charge for Class A Shares is 5.25%.
***	Assumes a 1% CDSC (contingent deferred sales charge) for the one year period and 0% CDSC thereafter.

TEN YEAR PERFORMANCE (6/30/01 TO 6/30/11)

Source: Lipper, Inc. The performance quoted is past performance and is not a guarantee of future results. Mutual funds are subject to certain market risks. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data shown. For up-to-date month-end performance information please call 1-800-480-4111.

Returns for the Select Class Shares prior to their inception are based on the performance of the Class A Shares. The actual returns of Select Class Shares would have been different than shown because Select Class Shares have different expenses than Class A Shares.

Returns for the Class C Shares prior to their inception are based on the performance of the Class A Shares. The actual returns of Class C Shares would have been lower than shown because Class C Shares have higher expenses than Class A Shares.

Returns for the Class R5 Shares prior to their inception are based on the performance of the Select Class Shares. The actual returns of Class R5 Shares would have been different than shown because Class R5 Shares have different expenses than Select Class Shares.

Returns for the Class R2 Shares prior to their inception are based on the performance of the Class A Shares. The actual returns of Class R2 Shares would have been lower than shown because Class R2 Shares have higher expenses than Class A Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan U.S. Real Estate Fund, the Wilshire US Real Estate Securities Index, the FTSE NAREIT Equity REITs Index and the Lipper Real Estate Funds Index from June 30, 2001 to June 30, 2011. The performance of the Fund assumes reinvestment of all dividends and capital gains, if any, and includes a sales charge. The performance of the indices does not reflect the deduction of expenses or a sales charge associated with a mutual fund and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The performance of the Lipper Real Estate Funds Index includes expenses associated with a mutual fund, such as investment management fees. These expenses are not identical to the expenses charged by the Fund. The Wilshire US Real Estate Securities Index is an unmanaged, broad based, float weighted index comprised of publicly traded REITs and real estate operating companies, not including special purpose REITs. It is comprised of major companies in the companies engaged in the equity ownership and operation of commercial real estate. The FTSE NAREIT Equity REITs Index is a free float adjusted market capitalization weighted index that includes all tax qualified REITs listed in the NYSE, AMEX, and NASDAQ National Market. The Lipper Real Estate Funds Index represents the total returns of the funds in the indicated category as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $1,000 minimum initial investment and carry a 5.25% sales charge.

Performance may reflect the waiver of the Fund’s fees and reimbursement of expenses for certain periods since the inception date. Without these waivers and reimbursements performance would have been lower. Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.

The returns shown are based on net asset values calculated for shareholder transactions and may differ from the returns shown in the financial highlights, which reflect adjustments made to the net asset values in accordance with accounting principles generally accepted in the United States of America.

4	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2011

JPMorgan U.S. Real Estate Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JUNE 30, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)

Common Stocks — 96.9%
	Consumer Discretionary — 1.9%
	Hotels, Restaurants & Leisure — 1.9%
843	Hyatt Hotels Corp., Class A (a)	34,391

	Financials — 95.0%
	Diversified — 5.1%
2,497	Colonial Properties Trust	50,941
1,257	Liberty Property Trust	40,954

		91,895

	Health Care — 14.5%
3,886	HCP, Inc.	142,575
990	Health Care REIT, Inc.	51,903
1,235	Ventas, Inc.	65,084

		259,562

	Hotels — 5.1%
5,331	Host Hotels & Resorts, Inc.	90,361

	Multifamily — 18.1%
2,942	Apartment Investment & Management Co., Class A	75,104
839	AvalonBay Communities, Inc.	107,772
2,356	Equity Residential	141,354

		324,230

	Office — 18.2%
2,935	BioMed Realty Trust, Inc.	56,462
529	Boston Properties, Inc.	56,175
248	Brandywine Realty Trust	2,873
1,352	CommonWealth REIT	34,942
1,669	Mack-Cali Realty Corp.	54,990
1,458	Piedmont Office Realty Trust, Inc., Class A	29,724
1,101	SL Green Realty Corp.	91,256

		326,422

	Real Estate Investment Trusts (REITs) — 9.0%
4,488	ProLogis, Inc.	160,839

	Regional Malls — 12.8%
2,715	General Growth Properties, Inc.	45,320
897	Macerich Co. (The)	47,971
1,172	Simon Property Group, Inc.	136,265

		229,556

	Shopping Centers — 5.1%
379	Federal Realty Investment Trust	32,300
1,342	Regency Centers Corp.	59,028

		91,328

SHARES	SECURITY DESCRIPTION	VALUE($)

	Storage — 7.1%
1,714	Extra Space Storage, Inc.	36,556
791	Public Storage	90,126

		126,682

	Total Financials	1,700,875

	Total Common Stocks (Cost $1,235,165)	1,735,266

Short-Term Investment — 2.8%
	Investment Company — 2.8%
50,724	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.050% (b) (l) (Cost $50,724)	50,724

	Total Investments — 99.7% (Cost $1,285,889)	1,785,990
	Other Assets in Excess of Liabilities — 0.3%	4,900

	NET ASSETS — 100.0%	$1,790,890

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	— Real Estate Investment Trust.

(a)	— Non-income producing security
(b)	— Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	— The rate shown is the current yield as of June 30, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2011	J.P. MORGAN SPECIALTY FUNDS	5

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2011 (Unaudited)

(Amounts in thousands, except per share amounts)

	U.S. Real Estate Fund
ASSETS:
Investments in non-affiliates, at value	$1,735,266
Investments in affiliates, at value	50,724

Total investment securities, at value	1,785,990
Receivables:
Investment securities sold	8,804
Fund shares sold	5,770
Interest and dividends	3,517
Due from Administrator	16

Total Assets	1,804,097

LIABILITIES:
Payables:
Dividends	7,686
Investment securities purchased	2,489
Fund shares redeemed	1,677
Accrued liabilities:
Investment advisory fees	844
Shareholder servicing fees	287
Distribution fees	57
Custodian and accounting fees	30
Trustees' and Chief Compliance Officer's fees	—	(a)
Other	137

Total Liabilities	13,207

Net Assets	$1,790,890

SEE NOTES TO FINANCIAL STATEMENTS.

6	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2011

U.S. Real Estate Fund
NET ASSETS:
Paid in capital	$1,450,870
Accumulated undistributed (distributions in excess of) net investment income	(6,972)
Accumulated net realized gains (losses)	(153,109)
Net unrealized appreciation (depreciation)	500,101

Total Net Assets	$1,790,890

Net Assets:
Class A	$219,357
Class C	15,529
Class R2	3,750
Class R5	16,473
Select Class	1,535,781

Total	$1,790,890

Outstanding units of beneficial interest (shares) ($0.0001 par value; unlimited number of shares authorized):
Class A	13,039
Class C	933
Class R2	224
Class R5	975
Select Class	91,104

Net Asset Value:
Class A — Redemption price per share	$16 .82
Class C — Offering price per share (b)	16 .65
Class R2 — Offering and redemption price per share	16 .77
Class R5 — Offering and redemption price per share	16 .89
Select Class — Offering and redemption price per share	16 .86
Class A maximum sales charge	5.25%
Class A maximum public offering price per share [net asset value per share/(100% — maximum sales charge)]	$17 .75

Cost of investments in non-affiliates	$1,235,165
Cost of investments in affiliates	50,724

(a)	Amount rounds to less than $1,000.
(b)	Redemption price for Class C Shares varies based upon length of time the shares are held.

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2011	J.P. MORGAN SPECIALTY FUNDS	7

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)

(Amounts in thousands)

	U.S. Real Estate Fund
INVESTMENT INCOME:
Dividend income from non-affiliates	$17,798
Dividend income from affiliates	28

Total investment income	17,826

EXPENSES:
Investment advisory fees	4,957
Administration fees	732
Distribution fees:
Class A	278
Class C	57
Class R2	6
Shareholder servicing fees:
Class A	278
Class C	19
Class R2	3
Class R5	5
Select Class	1,742
Custodian and accounting fees	45
Interest expense to affiliates	—	(a)
Professional fees	45
Trustees' and Chief Compliance Officer's fees	8
Printing and mailing costs	55
Registration and filing fees	73
Transfer agent fees	751
Other	11

Total expenses	9,065

Less amounts waived	(1,079)
Less earnings credits	—	(a)
Less expense reimbursements	(39)

Net expenses	7,947

Net investment income (loss)	9,879

REALIZED/UNREALIZED GAINS (LOSSES):
Net realized gain (loss) on transactions from:
Investments in non-affiliates	71,825
Change in net unrealized appreciation (depreciation) of:
Investments in non-affiliates	63,653

Net realized/unrealized gains (losses)	135,478

Change in net assets resulting from operations	$145,357

(a)	Amount rounds to less than $1,000.

SEE NOTES TO FINANCIAL STATEMENTS.

8	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2011

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED

(Amounts in thousands)

	U.S. Real Estate Fund
	Six Months Ended 6/30/2011 (Unaudited)	Year Ended 12/31/2010
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$9,879	$15,791
Net realized gain (loss)	71,825	69,713
Change in net unrealized appreciation (depreciation)	63,653	241,490

Change in net assets resulting from operations	145,357	326,994

DISTRIBUTIONS TO SHAREHOLDERS:
Class A
From net investment income	(2,138)	(2,301)
Return of capital	—	(3,462)
Class C
From net investment income	(113)	(61)
Return of capital	—	(164)
Class R2
From net investment income	(28)	(6)
Return of capital	—	(4)
Class R5
From net investment income	(201)	(202)
Return of capital	—	(278)
Select Class
From net investment income	(16,087)	(11,619)
Return of capital	—	(12,513)

Total distributions to shareholders	(18,567)	(30,610)

CAPITAL TRANSACTIONS:
Change in net assets from capital transactions	202,584	176,393

NET ASSETS:
Change in net assets	329,374	472,777
Beginning of period	1,461,516	988,739

End of period	$1,790,890	$1,461,516

Accumulated undistributed (distributions in excess of) net investment income	$(6,972)	$1,716

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2011	J.P. MORGAN SPECIALTY FUNDS	9

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIODS INDICATED (continued)

(Amounts in thousands)

	U.S. Real Estate Fund
	Six Months Ended 6/30/2011 (Unaudited)	Year Ended 12/31/2010
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$35,215	$213,840
Dividends and distributions reinvested	1,971	5,422
Cost of shares redeemed	(50,043)	(257,650)

Change in net assets from Class A capital transactions	$(12,857)	$(38,388)

Class C
Proceeds from shares issued	2,665	4,247
Dividends and distributions reinvested	98	197
Cost of shares redeemed	(2,655)	(3,938)

Change in net assets from Class C capital transactions	$108	$506

Class R2
Proceeds from shares issued	3,310	956
Dividends and distributions reinvested	26	9
Cost of shares redeemed	(700)	(169)

Change in net assets from Class R2 capital transactions	$2,636	$796

Class R5
Proceeds from shares issued	5,821	8,903
Dividends and distributions reinvested	189	403
Cost of shares redeemed	(10,961)	(45,090)

Change in net assets from Class R5 capital transactions	$(4,951)	$(35,784)

Select Class
Proceeds from shares issued	357,693	695,732
Dividends and distributions reinvested	1,469	2,553
Cost of shares redeemed	(141,514)	(449,022)

Change in net assets from Select Class capital transactions	$217,648	$249,263

Total change in net assets from capital transactions	$202,584	$176,393

SEE NOTES TO FINANCIAL STATEMENTS.

10	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2011

	U.S. Real Estate Fund
	Six Months Ended 6/30/2011 (Unaudited)	Year Ended 12/31/2010
SHARE TRANSACTIONS:
Class A
Issued	2,163	15,080
Reinvested	119	390
Redeemed	(3,057)	(17,830)

Change in Class A Shares	(775)	(2,360)

Class C
Issued	166	306
Reinvested	6	14
Redeemed	(164)	(286)

Change in Class C Shares	8	34

Class R2
Issued	204	67
Reinvested	2	1
Redeemed	(43)	(12)

Change in Class R2 Shares	163	56

Class R5
Issued	354	667
Reinvested	11	28
Redeemed	(671)	(3,839)

Change in Class R5 Shares	(306)	(3,144)

Select Class
Issued	21,887	49,314
Reinvested	88	182
Redeemed	(8,643)	(31,251)

Change in Select Class Shares	13,332	18,245

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2011	J.P. MORGAN SPECIALTY FUNDS	11

FINANCIAL HIGHLIGHTS

FOR THE PERIODS INDICATED

	Per share operating performance
		Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments		Total from investment operations	Net investment income	Net realized gain	Return of capital
U.S. Real Estate Fund
Class A
Six Months Ended June 30, 2011 (Unaudited)	$15.55	$0.08	(e)	$1.35		$1.43	$(0.16)	$—	$—
Year Ended December 31, 2010	12.19	0.15	(e)	3.51		3.66	(0.12)	—	(0.18)
Year Ended December 31, 2009	10.12	0.22	(e)	2.11		2.33	(0.22)	—	(0.04)
Year Ended December 31, 2008	17.09	0.30		(6.92	)(f)	(6.62)	(0.32)	—	(0.03)
Year Ended December 31, 2007	22.62	0.22	(e)	(4.23)		(4.01)	(0.25)	(1.27)	—
Year Ended December 31, 2006	19.19	0.19	(e)	6.70		6.89	(0.19)	(3.27)	—

Class C
Six Months Ended June 30, 2011 (Unaudited)	15.39	0.04	(e)	1.34		1.38	(0.12)	—	—
Year Ended December 31, 2010	12.08	0.08	(e)	3.48		3.56	(0.07)	—	(0.18)
Year Ended December 31, 2009	10.04	0.17	(e)	2.10		2.27	(0.19)	—	(0.04)
Year Ended December 31, 2008	16.99	0.26		(6.91	)(f)	(6.65)	(0.27)	—	(0.03)
Year Ended December 31, 2007	22.49	0.12	(e)	(4.21)		(4.09)	(0.14)	(1.27)	—
Year Ended December 31, 2006	19.13	0.09	(e)	6.66		6.75	(0.12)	(3.27)	—

Class R2
Six Months Ended June 30, 2011 (Unaudited)	15.50	0.06	(e)	1.36		1.42	(0.15)	—	—
Year Ended December 31, 2010	12.18	0.14	(e)	3.47		3.61	(0.11)	—	(0.18)
Year Ended December 31, 2009	10.12	0.20	(e)	2.11		2.31	(0.21)	—	(0.04)
November 3, 2008 (h) through December 31, 2008	11.11	0.13		(1.12	)(f)	(0.99)	—	—	—

Class R5
Six Months Ended June 30, 2011 (Unaudited)	15.61	0.11	(e)	1.37		1.48	(0.20)	—	—
Year Ended December 31, 2010	12.23	0.18	(e)	3.56		3.74	(0.18)	—	(0.18)
Year Ended December 31, 2009	10.14	0.27	(e)	2.11		2.38	(0.25)	—	(0.04)
Year Ended December 31, 2008	17.11	0.43		(6.99	)(f)	(6.56)	(0.38)	—	(0.03)
Year Ended December 31, 2007	22.65	0.35	(e)	(4.27)		(3.92)	(0.35)	(1.27)	—
May 15, 2006 (h) through December 31, 2006	21.33	0.20	(e)	4.59		4.79	(0.20)	(3.27)	—

Select Class
Six Months Ended June 30, 2011 (Unaudited)	15.58	0.10	(e)	1.36		1.46	(0.18)	—	—
Year Ended December 31, 2010	12.21	0.19	(e)	3.52		3.71	(0.16)	—	(0.18)
Year Ended December 31, 2009	10.13	0.25	(e)	2.11		2.36	(0.24)	—	(0.04)
Year Ended December 31, 2008	17.10	0.38		(6.97	)(f)	(6.59)	(0.35)	—	(0.03)
Year Ended December 31, 2007	22.64	0.28	(e)	(4.24)		(3.96)	(0.31)	(1.27)	—
Year Ended December 31, 2006	19.20	0.25	(e)	6.71		6.96	(0.25)	(3.27)	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	An affiliate of JPMorgan Chase & Co. reimbursed the Fund for losses incurred from an operational error. There was no impact to the net realized and unrealized gains (losses) on investments per share or total return.
(g)	Due to the ratio being annualized, the ratio may appear disproportionate to other share classes.
(h)	Commencement of offering of class of shares.

SEE NOTES TO FINANCIAL STATEMENTS.

12	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2011

		Ratios/Supplemental data
					Ratios to average net assets (a)
Total distributions	Net asset value, end of period	Total return (excludes sales charge) (b)(c)		Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate (b)

$(0.16)	$16.82	9.21%		$219,357	1.17%	0.97%		1.31%	28%
(0.30)	15.55	30.36		214,760	1.17	1.05		1.29	71
(0.26)	12.19	24.47		197,111	1.18	2.37		1.40	81
(0.35)	10.12	(39.55	)(f)	190,173	1.18	1.91		1.29	50
(1.52)	17.09	(17.68)		261,293	1.18	1.03		1.27	64
(3.46)	22.62	36.21		431,842	1.18	0.83		1.27	72

(0.12)	16.65	8.98		15,529	1.67	0.48		1.81	28
(0.25)	15.39	29.68		14,244	1.67	0.56		1.79	71
(0.23)	12.08	23.90		10,763	1.68	1.86		1.89	81
(0.30)	10.04	(39.86	)(f)	8,477	1.68	1.58		1.79	50
(1.41)	16.99	(18.08)		8,161	1.68	0.55		1.77	64
(3.39)	22.49	35.54		11,929	1.68	0.38		1.77	72

(0.15)	16.77	9.18		3,750	1.42	0.76		1.56	28
(0.29)	15.50	29.95		947	1.42	0.97		1.54	71
(0.25)	12.18	24.16		65	1.43	2.12		1.64	81
—	10.12	(8.91	)(f)	45	1.43	8.82	(g)	1.58	50

(0.20)	16.89	9.48		16,473	0.72	1.41		0.85	28
(0.36)	15.61	30.94		19,999	0.72	1.34		0.84	71
(0.29)	12.23	25.06		54,102	0.73	2.84		0.94	81
(0.41)	10.14	(39.30	)(f)	30,576	0.73	2.75		0.84	50
(1.62)	17.11	(17.31)		24,218	0.73	1.61		0.82	64
(3.47)	22.65	22.71		25,020	0.73	1.35		0.82	72

(0.18)	16.86	9.40		1,535,781	0.92	1.24		1.06	28
(0.34)	15.58	30.69		1,211,566	0.92	1.33		1.04	71
(0.28)	12.21	24.81		726,698	0.93	2.58		1.14	81
(0.38)	10.13	(39.41	)(f)	314,364	0.93	2.40		1.04	50
(1.58)	17.10	(17.49)		334,791	0.93	1.32		1.02	64
(3.52)	22.64	36.57		484,161	0.93	1.09		1.02	72

SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2011	J.P. MORGAN SPECIALTY FUNDS	13

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2011 (Unaudited)

1. Organization

JPMorgan Trust II (“JPM II”) (the “Trust”) was formed on November 12, 2004, as a Delaware statutory trust, pursuant to a Declaration of Trust dated November 5, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following is a separate fund of the Trust (the “Fund”) covered by this report:

	Class Offered	Diversified/Non-Diversified
U.S. Real Estate Fund	Class A, Class C, Class R2, Class R5 and Select Class	Non-Diversified

Class A Shares generally provide for a front-end sales charge while Class C Shares provide for a contingent deferred sales charge (“CDSC”). No sales charges are assessed with respect to the Class R2, Class R5 and Select Class Shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Certain Class A Shares, for which front-end sales charges have been waived, may be subject to a CDSC as described in the Fund’s prospectus.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. The value of securities listed on The NASDAQ Stock Market LLC shall generally be the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on readily available market quotations received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates market value. Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options shall generally be valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such services or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or counterparty. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. Under these procedures, the Portfolio primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. Trading in securities on most foreign exchanges and over the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Board of Trustees, the Fund applies fair value pricing on equity securities on a daily basis except for North American, Central American, South American and Caribbean equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Fund’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Fund calculates its net asset values.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2011

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,785,990	$—	$—	$1,785,990

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the six months ended June 30, 2011.

B. Security Transactions and Investment Income — Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date or when a Fund first learns of the dividend.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

C. Allocation of Income and Expenses — In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses directly attributable to a fund are charged directly to that fund, while the expenses attributable to more than one fund of the Trust are allocated among the respective funds. Each class of shares bears its pro-rata portion of expenses attributable to the Fund, except that each class separately bears expenses related specifically to that class, such as distribution and shareholder servicing fees.

D. Federal Income Taxes — The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income tax is necessary. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. The Fund’s Federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E. Dividends and Distribution to Shareholders — Dividends from net investment income are declared and paid quarterly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition — “temporary differences”), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

3. Fees and Other Transactions with Affiliates

A. Investment Advisory Fee — Pursuant to the Investment Advisory Agreement, Security Capital Research & Management Incorporated (the “Advisor”) acts as the investment advisor to the Fund. The Advisor is a direct, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan”). The Advisor supervises the investments of the Fund and for such services is paid a fee. The fee is accrued daily and paid monthly based on the Fund’s average daily net assets at an annual fee rate of 0.60%.

B. Administration Fee — Pursuant to an Administration Agreement, JPMorgan Funds Management, Inc. (the “Administrator”), an indirect, wholly owned subsidiary of JPMorgan, provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and money market funds) and 0.075% of the average daily net assets in excess of $25 billion of all such funds. For the six months ended June 30, 2011, the annualized effective rate was 0.09% of the Fund’s average daily net assets.

The Administrator waived Administration fees as outlined in Note 3.F.

J.P. Morgan Investor Services, Co. (“JPMIS”), an indirect, wholly-owned subsidiary of JPMorgan, serves as the Fund’s Sub-administrator (the “Sub administrator”). For its services as Sub-administrator, JPMIS receives a portion of the fees payable to the Administrator.

C. Distribution Fees — Pursuant to a Distribution Agreement, JPMorgan Distribution Services, Inc. (the “Distributor”), a wholly-owned subsidiary of JPMorgan, serves as the Trust’s exclusive underwriter and promotes and arranges for the sale of the Fund’s shares. The Board of Trustees has

JUNE 30, 2011	J.P. MORGAN SPECIALTY FUNDS	15

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2011 (Unaudited) (continued)

adopted a Distribution Plan (the “Distribution Plan”) for Class A, Class C and Class R2 Shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plan provides that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of 0.25%, 0.75% and 0.50% of the average daily net assets of Class A, Class C and Class R2 Shares, respectively.

In addition, the Distributor is entitled to receive the front-end sales charges from purchases of Class A Shares and the CDSC from the redemptions of Class C Shares and certain Class A Shares for which front-end sales charges have been waived. For the six months ended June 30, 2011, the Distributor retained the following amounts (in thousands):

Front-End Sales Charge	CDSC
$25	$2

D. Shareholder Servicing Fees —The Trust, on behalf of the Fund, has entered into a Shareholder Servicing Agreement with the Distributor under which the Distributor provides certain support services to the shareholders. For performing these services, the Distributor receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
0.25%	0.25%	0.25%	0.05%	0.25%

The Distributor has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Fund under which the Distributor will pay all or a portion of such fees earned to financial intermediaries for performing such services.

The Distributor waived Shareholder Servicing fees as outlined in Note 3.F.

E. Custodian and Accounting Fees — JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, provides portfolio custody and accounting services for the Fund. The amounts paid directly to JPMCB by the Fund for custody and accounting services are included in Custodian and accounting fees in the Statement of Operations. The custodian fees may be reduced by credits earned by the Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

Interest expense, if any, paid to the custodian related to cash overdrafts is included in Interest expense to affiliates in the Statement of Operations.

F. Waivers and Reimbursements — The Administrator and Distributor have contractually agreed to waive fees and/or reimburse the Fund to the extent that total annual operating expenses (excluding acquired fund fees and expenses, dividend expense related to short sales, interest, taxes, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed the percentages of the Fund’s average daily net assets as shown in the table below:

Class A	Class C	Class R2	Class R5	Select Class
1.18%	1.68%	1.43%	0.73%	0.93%

The contractual expense limitation agreements were in effect for the six months ended June 30, 2011. The expense limitation percentages in the table above are in place until at least April 30, 2012.

For the six months ended June 30, 2011, the Fund’s service providers waived fees and/or reimbursed expenses for the Fund as follows (amounts in thousands). None of these parties expects the Fund to repay any such waived fees and reimbursed expenses in future years.

Contractual Waivers
Administration	Shareholder Servicing	Total	Contractual Reimbursements
$600	$413	$1,013	$39

Additionally, the Fund may invest in one or more money market funds advised by the Advisor or its affiliates. The Advisor, Administrator and Distributor as shareholder servicing agent waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary.

The amount of waivers resulting from investments in the money market funds for the six months ended June 30, 2011 was approximately $66,000.

G. Other — Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, makes reimbursement payments, on a pro-rata basis, to the Administrator for a portion of the fees associated with the Office of the Chief Compliance Officer. Such fees are included in Trustees’ and Chief Compliance Officer’s fees in the Statement of Operations.

The Trust adopted a Trustee Deferred Compensation Plan (the “Plan”) which allows the Independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

16	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2011

During the six months ended June 30, 2011, the Fund may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

The Fund may use related party broker/dealers. For the six months ended June 30, 2011, the Fund did not incur any brokerage commissions with broker/dealers affiliated with the Advisor.

The Securities and Exchange Commission has granted an exemptive order permitting the Fund to engage in principal transactions with J.P. Morgan Securities, Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. Investment Transactions

During the six months ended June 30, 2011, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

Purchases (excluding U.S. Government)	Sales (excluding U.S. Government)
$657,703	$459,526

During the six months ended June 30, 2011, there were no purchases or sales of U.S. Government securities.

5. Federal Income Tax Matters

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at June 30, 2011, were as follows (amounts in thousands):

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,285,889	$504,730	$4,629	$500,101

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (“the Act”), net capital losses recognized by the Fund after December 31, 2010, may get carried forward indefinitely, and retain their character as short-term and/or long term losses. Prior to this Act, pre-enactment net capital losses incurred by the Fund were carried forward for eight years and treated as short-term losses. The Act requires that post-enactment net capital losses are used before pre-enactment net capital losses.

6. Borrowings

The Fund relies upon an exemptive order (“Order”) permitting the establishment and operation of an Interfund Lending Facility (“Facility”). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to JPM II and may be relied upon by the Fund because it is an investment company in the same “group of investment companies” (as defined in Section 12 (d)(1)(G) of the 1940 Act).

In addition, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured, uncommitted credit facility in the aggregate amount of $100 million to certain of the J.P. Morgan Funds including the Fund. Advances under the arrangement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing. This agreement has been extended until November 15, 2011.

The Fund had no borrowings outstanding from another fund or from the unsecured, uncommitted credit facility at June 30, 2011, or at any time during the six months then ended.

Interest expense paid, if any, as a result of borrowings from another fund or from the unsecured, uncommitted credit facility is included in Interest expense to affiliates in the Statement of Operations.

7. Risks, Concentrations and Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

One or more affiliates of the Advisor have investment discretion with respect to their clients’ holdings in the Fund, which collectively represent a significant portion of the Fund’s assets. Significant shareholder transactions, if any, may impact the Fund’s performance.

JUNE 30, 2011	J.P. MORGAN SPECIALTY FUNDS	17

NOTES TO FINANCIAL STATEMENTS

AS OF JUNE 30, 2011 (Unaudited) (continued)

Because the Fund may invest a substantial portion of its assets in REITs, the Fund may be subject to certain risks similar to those associated with direct investments in real estate. REITs may be affected by changes in the value of their underlying properties and by defaults by tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareholders, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

18	J.P. MORGAN SPECIALTY FUNDS	JUNE 30, 2011

SCHEDULE OF SHAREHOLDER EXPENSES

(Unaudited)

Hypothetical $1,000 Investment

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, January 1, 2011, and continued to hold your shares at the end of the reporting period, June 30, 2011.

Actual Expenses

For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by

$1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled “Expenses Paid During” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

	Beginning Account Value, January 1, 2011	Ending Account Value, June 30, 2011	Expenses Paid During January 1, 2011 to June 30, 2011*	Annualized Expense Ratio
U.S. Real Estate Fund
Class A
Actual	$1,000.00	$1,092.10	$6.07	1.17%
Hypothetical	1,000.00	1,018.99	5.86	1.17
Class C
Actual	1,000.00	1,089.80	8.65	1.67
Hypothetical	1,000.00	1,016.51	8.35	1.67
Class R2
Actual	1,000.00	1,091.80	7.36	1.42
Hypothetical	1,000.00	1,017.75	7.10	1.42
Class R5
Actual	1,000.00	1,094.80	3.74	0.72
Hypothetical	1,000.00	1,021.22	3.61	0.72
Select Class
Actual	1,000.00	1,094.00	4.78	0.92
Hypothetical	1,000.00	1,020.23	4.61	0.92

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period).

JUNE 30, 2011	J.P. MORGAN SPECIALTY FUNDS	19

J.P. Morgan Funds are distributed by JPMorgan Distribution Services, Inc., which is an affiliate of JPMorgan Chase & Co. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

Contact JPMorgan Distribution Services, Inc. at 1-800-480-4111 for a fund prospectus. You can also visit us at www.jpmorganfunds.com. Investors should carefully consider the investment objectives and risk as well as charges and expenses of the mutual fund before investing. The prospectus contains this and other information about the mutual fund. Read the prospectus carefully before investing.

Investors may obtain information about the Securities Investor Protection Corporation (SIPC), including the SIPC brochure by visiting www.sipc.org or by calling SIPC at 202-371-8300.

The Fund files a complete schedule of its fund holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may request the Form N-Q without charge by calling 1-800-480-4111 or by visiting the J.P. Morgan Funds’ website at www.jpmorganfunds.com.

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s holdings is available in the prospectus and Statement of Additional Information.

A copy of proxy policies and procedures is available without charge upon request by calling 1-800-480-4111 and a description of such policies and procedures is on the SEC’s website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Advisor. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or at the Fund’s website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each fund security, and will state how each vote was cast, for example, for or against the proposal.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

© JPMorgan Chase & Co., 2011. All rights reserved. June 2011.	SAN-USRE-611

ITEM 2.	CODE OF ETHICS.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 12(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by positing its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable to a semiannual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable to a semiannual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable to a semiannual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable to a semiannual report.

ITEM 6.	SCHEDULE OF INVESTMENTS.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

No material changes to report.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

Not applicable.

(b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer

September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer

September 2, 2011

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer

September 2, 2011